Schedule of Investments

The 3D Printing ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.2%

Aerospace & Defense - 2.5%
Aerojet Rocketdyne Holdings, Inc.*	45,973	$2,227,392
Hexcel Corp.	3,600	200,520
Moog, Inc., Class A	25,234	2,138,581
Total Aerospace & Defense		4,566,493

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	12,417	2,083,200

Auto Components - 2.3%
Cie Generale des Etablissements Michelin SCA (France)	86,852	2,215,310
Exco Technologies Ltd. (Canada)	394,801	2,008,273
Total Auto Components		4,223,583

Chemicals - 0.7%
Arkema SA (France)	2,558	202,539
DuPont de Nemours, Inc.	3,718	212,670
Eastman Chemical Co.	2,763	212,226
Evonik Industries AG (Germany)	11,229	207,016
Koninklijke DSM NV (Netherlands)	1,684	198,540
Toray Industries, Inc. (Japan)	41,853	203,924
Total Chemicals		1,236,915

Commercial Services & Supplies - 0.1%
PyroGenesis Canada, Inc. (Canada)*	211,798	171,012

Electrical Equipment - 1.9%
AMETEK, Inc.	24,532	3,180,819
SGL Carbon SE (Germany)*	31,204	221,566
Total Electrical Equipment		3,402,385

Electronic Equipment, Instruments & Components - 12.5%
FARO Technologies, Inc.*	248,750	7,265,987
Hexagon AB, Class B (Sweden)	298,790	2,955,102
Renishaw PLC (United Kingdom)	135,500	5,441,817
Trimble, Inc.*	116,542	7,011,167
Total Electronic Equipment, Instruments & Components		22,674,073

Health Care Equipment & Supplies - 4.4%
Align Technology, Inc.*	13,979	2,716,120
Straumann Holding AG (Switzerland)	54,942	5,233,303
Total Health Care Equipment & Supplies		7,949,423

Industrial Conglomerates - 2.5%
3M Co.	1,767	222,271
General Electric Co.	28,617	2,226,689
Siemens AG (Germany)	18,960	2,073,085
Total Industrial Conglomerates		4,522,045

Internet & Direct Marketing Retail - 3.2%
Xometry, Inc., Class A*	97,153	5,835,009

Life Sciences Tools & Services - 3.5%
BICO Group AB (Sweden)*	1,636,693	6,285,167

Machinery - 23.3%
3D Systems Corp.*	638,604	5,638,873
Desktop Metal, Inc., Class A*	2,205,767	5,580,591
Fathom Digital Manufacturing C*	1,365,973	3,469,571
Lincoln Electric Holdings, Inc.	15,808	2,244,736
Markforged Holding Corp.*	2,845,507	6,203,205
OC Oerlikon Corp. AG (Switzerland)	314,490	2,030,437
Proto Labs, Inc.*	139,303	5,319,982
Sandvik AB (Sweden)	12,765	199,547
SLM Solutions Group AG (Germany)*	275,366	5,415,394
Velo3D, Inc.*	1,535,621	6,050,347
Total Machinery		42,152,683

Metals & Mining - 2.7%
Arconic Corp.*	98,000	2,034,480
ATI Inc.*	7,118	211,832
Carpenter Technology Corp.	5,734	214,451
Kaiser Aluminum Corp.	26,406	2,133,341
voestalpine AG (Austria)	9,830	213,524
Total Metals & Mining		4,807,628

Shell Companies - 2.9%
Atlantic Coastal Acquisition Corp., Class A*	536,847	5,325,522

Software - 25.1%
Altair Engineering, Inc., Class A*	141,029	6,917,472
ANSYS, Inc.*	30,513	6,748,255
Autodesk, Inc.*	32,108	6,880,744
Dassault Systemes SE (France)	188,713	6,331,525
Materialise NV (Belgium)*(a)	506,674	5,365,678
Microsoft Corp.	26,829	6,227,816
PTC, Inc.*	58,706	6,917,328
Total Software		45,388,818

Technology Hardware, Storage & Peripherals - 9.5%
Eastman Kodak Co.*	39,195	209,693
HP, Inc.	202,953	5,605,562
Nano Dimension Ltd. (Israel)*(a)	2,220,288	5,506,314
Stratasys Ltd.*	392,288	5,676,408
Xerox Holdings Corp.	13,116	191,887
Total Technology Hardware, Storage & Peripherals		17,189,864
Total Common Stocks
(Cost $299,198,534)		177,813,820

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $332,272)	3,209	202,265

MONEY MARKET FUND–1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (b)
(Cost $3,040,052)	3,040,052	3,040,052
Total Investments–100.0%
(Cost $302,570,858)		181,056,137
Other Assets in Excess of Liabilities–0.0%(c)		36,542
Net Assets–100.0%		$181,092,679

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2022.
(c)	Less than 0.05%

Schedule of Investments (continued)

The 3D Printing ETF

October 31, 2022 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022
Common Stock — 0.0%
Commercial Services & Supplies — 0.0%
Shapeways Holdings, Inc. ^
	1,673,204	–	(1,745,044)	(3,636,276)	3,708,116	–	–	–	–
Health Care Equipment & Supplies — 0.0%
Conformis, Inc. ^
	1,889,408	–	(1,892,554)	(6,033,461)	6,036,607	–	–	–	–
	$3,562,612	$–	$(3,637,598)	$(9,669,737)	$9,744,72 3	$–	$–	–	$–

^	As of October 31, 2022, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$177,813,820	$–	$–	$177,813,820
Preferred Stock‡	202,265	–	–	202,265
Money Market Fund	3,040,052	–	–	3,040,052
Total	$181,056,137	$–	$–	$181,056,137

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.